Intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 19,138,858
Amortisation expense	(934,711)	$ (934,711)
Ending balance	18,204,147
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,241,410
Amortisation expense	(542,177)	(542,177)
Ending balance	9,699,233
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,897,448
Amortisation expense	(392,534)	$ (392,534)
Ending balance	$ 8,504,914